Discontinued Operations - Summary of the Asset and Liabilities of the Discontinued Insurance Agency Business (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 128,219	$ 114,018
Liabilities
Total liabilities	34,930	31,222
Discontinued Operations, Held-for-Sale | Insurance Agency Business
Assets
Premises and equipment	163	429
Goodwill and intangibles, net	93,117	80,496
Deferred income taxes, net	(315)	446
Prepaid expenses	532	527
Other assets	34,722	32,120
Total assets	128,219	114,018
Liabilities
Other liabilities	34,930	31,222
Total liabilities	34,930	31,222
Disposal Group, Not Discontinued Operations, Transferrable Upon Sale To Entity | Insurance Agency Business
Assets
Cash	66,507	69,161
Premises and equipment	1,792	1,884
Bank-owned life insurance	2,066	2,012
Deferred income taxes, net	3,662	315
Other assets	12,944	17,377
Total assets	86,971	90,749
Liabilities
Other liabilities	14,013	18,497
Total liabilities	$ 14,013	$ 18,497